Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ (102,122)	¥ (429,586)	¥ (159,045)
Trading account securities, excluding derivatives	(722,298)	19,218	924,418
Trading account profits (losses)—net	(824,420)	(410,368)	765,373
Foreign exchange derivative contracts	(44,693)	(79,559)	(434,052)
Net trading gains (losses)	¥ (869,113)	¥ (489,927)	¥ 331,321